Trade and Notes Payable - Aging Analysis Of Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Trade and Notes Payable
Total	¥ 51,870,097	$ 7,305,750	¥ 20,024,329
Supplier Finance Program, Obligation, Current	¥ 712,039		¥ 55,783
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities Current	Accrued Liabilities and Other Liabilities Current	Accrued Liabilities and Other Liabilities Current
Maximum
Trade and Notes Payable
Trade and note payable period	180 days
Minimum
Trade and Notes Payable
Trade and note payable period	30 days
Within 3 months
Trade and Notes Payable
Total	¥ 45,079,655		¥ 19,806,395
Trade and note payable period	3 months
Between 3 months and 6 months
Trade and Notes Payable
Total	¥ 6,565,284		124,122
Between 3 months and 6 months | Maximum
Trade and Notes Payable
Trade and note payable period	6 months
Between 3 months and 6 months | Minimum
Trade and Notes Payable
Trade and note payable period	3 months
Between 6 months and 1 year
Trade and Notes Payable
Total	¥ 126,799		31,051
Between 6 months and 1 year | Maximum
Trade and Notes Payable
Trade and note payable period	1 year
Between 6 months and 1 year | Minimum
Trade and Notes Payable
Trade and note payable period	6 months
More than 1 year
Trade and Notes Payable
Total	¥ 98,359		¥ 62,761
Trade and note payable period	1 year